File No. 333-235611

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23 , 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No. [     ]

JNL Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on January 22 , 2020, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Lazard Emerging Markets Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Combined Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2020

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of each of the following Funds:

•	JNL/Oppenheimer Emerging Markets Innovator Fund (the “Oppenheimer Fund”), and
•	JNL/Invesco China-India Fund (the “Invesco Fund” and, together with the Oppenheimer Fund, the “Acquired Funds”).

The Acquired Funds are each a series of the JNL Series Trust (the “Trust”). The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan, 48951, on March 27, 2020, at 3:30 p.m. Eastern Time (the “Meeting”). At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization of each of the Acquired Funds into the JNL/Lazard Emerging Markets Fund (the “Acquiring Fund”), also a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired Funds and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.” The Board considered that the Oppenheimer Fund was launched to provide capital appreciation, and, while it is a beneficiary of flows from certain model portfolios platforming the fund lineup, the Oppenheimer Fund’s ability to gain traction in sales has been hindered. The Board also considered that the Invesco Fund was launched to provide long-term capital growth, but a niche targeted portfolio construction has hindered the Invesco Fund’s ability to gain traction in sales. Thus, the Board considered the recommendation of Jackson National Asset Management, LLC (“JNAM”), the investment adviser to the Funds, to merge the Acquired Funds into the Acquiring Fund (which will, effective April 27, 2020, become the JNL Multi-Manager Emerging Markets Equity Fund (the “Emerging Markets Fund”) if approved by shareholders, as described below), given the Acquiring Fund’s focus in the emerging market equity category, differentiated offerings, and exposure to Chinese and Indian equities.

Both the Acquired Funds and the Acquiring Fund are managed by JNAM, and each is sub-advised by an investment sub-adviser. If the Reorganizations are approved and implemented, each person that invests indirectly in the Acquired Funds will automatically become an investor indirectly in the Acquiring Fund.

The Board, after careful consideration, approved the Reorganizations. After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganizations will benefit the shareholders of the Acquired Funds; (ii) the Reorganizations are in the best interests of the Acquired Funds; and (iii) the interests of the shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse.

Given the broader strategic initiative to streamline the overall fund lineup, JNAM has proposed, under a separate proxy statement, that the Acquiring Fund will undergo a strategy change, subject to approval of the shareholders of the Lazard Fund, with such change, along with other changes described herein, to become effective April 27, 2020. If approved by shareholders of the Acquiring Fund, the Acquiring Fund will be renamed the Emerging Markets Fund and will convert from a single manager fund sub-advised by Lazard Asset Management LLC acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund. The Emerging Markets Fund will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund as described herein.

Pending shareholder approval, effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganizations. The Reorganizations will not cause any fees or charges under your contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganizations, in addition to participating in the Reorganizations with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to an Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek long-term capital appreciation. If you want to transfer all or a portion of your Contract value out of an Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 27, 2020.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson variable universal life policies:

Jackson® Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable life insurance policy or variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote an Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 31, 2020. The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

Mark D. Nerud

Trustee, President, and Chief Executive Officer

JNL Series Trust

JNL SERIES TRUST

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Invesco China-India Fund

1 Corporate Way

Lansing, Michigan 48951

________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 27, 2020

________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following Funds will be held on March 27, 2020 at 3:30 p.m. Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/Oppenheimer Emerging Markets Innovator Fund (the “Oppenheimer Fund”), a series of the JNL Series Trust (the “Trust”), and
•	JNL/Invesco China-India Fund (the “Invesco Fund” and, together with the Oppenheimer Fund, the “Acquired Funds”), also a series of the Trust.

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Oppenheimer Fund into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Lazard Fund.
3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 31, 2020. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

Mark D. Nerud

Trustee, President, and Chief Executive Officer

February 11, 2020

Lansing, Michigan

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/OPPENHEIMER EMERGING MARKETS INNOVATOR FUND

AND

JNL/INVESCO CHINA-INDIA FUND

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 27, 2020

DATED: FEBRUARY 11, 2020

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 31, 2020 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds:

•	JNL/Oppenheimer Emerging Markets Innovator Fund (the “Oppenheimer Fund”), a series of the JNL Series Trust (the “Trust”), and

•	JNL/Invesco China-India Fund (the “Invesco Fund” and, together with the Oppenheimer Fund, the “Acquired Funds”), also a series of the Trust.

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and a series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2020.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

PROXY STATEMENT

for

JNL/Oppenheimer Emerging Markets Innovator Fund, a series of JNL Series Trust

JNL/Invesco China-India Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Lazard Emerging Markets Fund, a series of JNL Series Trust

Dated

February 11, 2020

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

_______________________

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 31, 2020, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following:

•	JNL/Oppenheimer Emerging Markets Innovator Fund (the “Oppenheimer Fund”), a series of the JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”), and
•	JNL/Invesco China-India Fund (the “Invesco Fund” and, together with the Oppenheimer Fund, the “Acquired Funds”), also a series of the Trust.

The purpose of this Combined Proxy Statement/Prospectus is for the respective shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Acquired Funds into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund” or the “Acquiring Fund”), a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of January 31, 2020. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 27, 2020 at 3:30 p.m. Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposal		Shareholders Entitled to Vote on the Proposal
1.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Oppenheimer Fund into the Lazard Fund.	Shareholders of the Oppenheimer Fund
2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Lazard Fund.	Shareholders of the Invesco Fund

The reorganization referred to in each of the above proposals is referred to herein as the “Reorganization” and collectively, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2020. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 29, 2019, as supplemented, with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);
2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);
3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894);
4.	The Statement of Additional Information dated February 11, 2020, relating to the Reorganizations (File No. 333-235611 ).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this Combined Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Oppenheimer Fund into the Lazard Fund.	Shareholders of the Oppenheimer Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Lazard Fund.	Shareholders of the Invesco Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of January 31, 2020, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund. (Each Acquired Fund and Acquiring Fund is sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

Each Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

•	the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;
•	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;
•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and
•	the complete termination of each Acquired Fund.

Pending approval from shareholders of the Acquiring Fund, effective April 27, 2020, the Acquiring Fund will change from a fund with one sub-adviser, to a multi-manager structure with multiple sub-advisers, each responsible for sub-advising the assets in their own sleeve. The following changes to the Acquiring Fund will also occur on April 27, 2020, subject to the approval by the shareholders of the Acquiring Fund:

•	the Acquiring Fund’s existing sub-adviser, Lazard Asset Management LLC (“Lazard”), will be replaced with a multi-manager structure consisting of the following sub-advisers: Kayne Anderson Rudnick Investment Management, LLC (“KAR”), T. Rowe Price Associates, Inc. (“T. Rowe”), WCM Investment Management, LLC (“WCM”), and Wellington Management Company LLP (“Wellington”). Additionally, T. Rowe Price Hong Kong Limited (“T. Rowe HK”) will be a sub-sub-adviser to the T. Rowe sleeve of the Acquiring Fund in the multi-manager structure;

•	the Acquiring Fund will undergo changes to its investment strategy, name and primary benchmark;

•	the Acquiring Fund will undergo a change to its fundamental policy regarding industry concentration; and

1

•	the Acquiring Fund’s sub-advisory fee structure will be revised.

For more information, please see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” below.

A comparison of the investment objective(s), principal investment policies and strategies and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

Each Reorganization is expected to be effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”). As a result of each Reorganization, a shareholder invested in shares of an Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. It is expected that the Reorganizations will not be taxable events for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein. Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders. In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.

The Board recommends that you vote “FOR” each Proposal to approve the Plan of Reorganization related to the Acquired Fund in which you have an ownership interest.

PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE OPPENHEIMER FUND INTO THE LAZARD FUND.

Proposal 1 requests the approval of Oppenheimer Fund shareholders of the Plan of Reorganization pursuant to which the Oppenheimer Fund will be reorganized into the Lazard Fund. As described herein, if the proposals to be voted upon by shareholders of the Lazard Fund are approved, effective April 27, 2020, the Lazard Fund will undergo a strategy change and will be renamed the JNL Multi-Manager Emerging Markets Equity Fund (the “Emerging Markets Fund”) and will be managed in accordance with the investment objective, policies and strategies of the Emerging Markets Fund.

In considering whether you should approve this Proposal, you should note that:

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•	The Funds have similar investment objectives. The Oppenheimer Fund seeks capital appreciation, while the Lazard Fund seeks long-term capital appreciation. As described herein, it is anticipated that effective April 27, 2020, the Lazard Fund will undergo a strategy change and will be renamed the Emerging Markets Fund and will be managed in accordance with the investment objective, policies and strategies of the Emerging Markets Fund. For more information about the Oppenheimer Fund, the Lazard Fund, and the Emerging Markets Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” below.

•	The Funds also have similar principal investment strategies. Under normal market conditions, the Oppenheimer Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers that are economically tied to an emerging market country, and will generally have greater exposure to small- and mid-sized companies. The Lazard Fund employs a relative value strategy to the emerging markets universe and seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. While both Funds’ investments are in emerging market countries, the Oppenheimer Fund focuses on investments that its sub-adviser believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Oppenheimer Fund may also invest in securities of issuers in less-developed emerging market countries and China securities, while the Lazard Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe, and may have significant investments in particular sectors. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Both Funds have similar fundamental policies; however, there is one difference. Both Funds may not invest directly in real estate or interests in real estate, but they may own debt or equity securities issued by companies engaged in those businesses. However, the Lazard Fund may also purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs, whereas the Oppenheimer Fund may not. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, China and India country specific risks, company risk, currency risk, emerging markets and less developed countries risk, equity securities risk, financial services risk, foreign regulatory risk, foreign securities risk, managed portfolio risk, and stock risk. However, the Oppenheimer Fund is also subject to cyclical opportunities risk, European investment risk, frontier market countries risk, investing in China A Shares risk, investing in the China Fund risk, investing through Stock Connect risk, investment strategy risk, investment style risk, market risk, mid-capitalization and small-capitalization investing risk, mid-capitalization investing risk, Pacific Rim investing risk, sector risk, securities lending risk, small-capitalization investing risk, unseasoned issuers risk, and volatility risk, which are not principal risks of investing in the Lazard Fund. In addition, the principal risks of investing in the Lazard Fund also include depositary receipts risk, derivatives risk, government regulatory risk, hedging instruments risk, and Russia investment risk, which are not principal risks of investing in the Oppenheimer Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Lazard Fund and subsequently, the Emerging Markets Fund, after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Invesco Advisers, Inc. (“Invesco”) as sub-adviser to manage the assets of the

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Oppenheimer Fund and Lazard Asset Management LLC (“Lazard”) as the sub-adviser to manage the assets of the Lazard Fund

As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will convert from a single manager fund sub-advised by Lazard acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund. The Emerging Markets Fund will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund as described herein. For more information about the Emerging Markets Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, Invesco, Lazard, and the sub-advisers to the Emerging Markets Fund, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	The Oppenheimer Fund and Lazard Fund had net assets of approximately $499.33 million and $794.57 million, respectively, as of June 30, 2019. Thus, if the Reorganization had been in effect on that date, the Oppenheimer Fund combined with the Lazard Fund (the “ Proposal 1 Combined Fund”) would have had net assets of approximately $1,293.90 million.

In addition, as discussed in connection with Proposal 2, the Invesco Fund had net assets of approximately $555.09 million as of June 30, 2019. Thus, if the Reorganizations of the Oppenheimer Fund and the Invesco Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $1,848.99 million.

•	Class A Shareholders of the Oppenheimer Fund will receive Class A shares of the Lazard Fund and Class I Shareholders of the Oppenheimer Fund will receive Class I shares of the Lazard Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.
•	Following the Reorganization, the total annual operating expense ratio and management fee for the Lazard Fund, which will be sub-advised by multiple managers and renamed the Emerging Markets Fund, will be lower than those of the Oppenheimer Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	The maximum management fee for the Oppenheimer Fund and the Lazard Fund is equal to an annual rate of 1.00% and 0.80%, respectively, of its respective average daily net assets. As of December 31, 2018, the actual management fees of the Oppenheimer Fund and the Lazard Fund were 1.00% and 0.76%, respectively. In addition, each of the Oppenheimer Fund and the Lazard Fund pays an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Lazard Fund’s repositioning as the Emerging Markets Fund, the Acquiring Fund’s management fee will be 0.76% and the Acquiring Fund’s administrative fee will be 0.15%, both effective April 27, 2020. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	Following the Reorganization, the Proposal 1 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Lazard Fund. It is currently anticipated that the Oppenheimer Fund will transfer its holdings to the Lazard Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Oppenheimer Fund’s holdings with those of the Lazard Fund. As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will transition to a multi-manager structure and will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund.
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•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will all be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
•	Each Fund will bear its proportionate share of the transaction expenses based on the relative net asset value of each Fund at the time of the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization. Such Transaction Costs are estimated to be $693,229.00 attributed to the Oppenheimer Fund and $551,527.00 attributed to the Lazard Fund. Please see “Additional Information about the Reorganizations” below for more information.
•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Oppenheimer Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2018. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Oppenheimer Fund		Acquiring Fund: Lazard Fund		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved) [4]		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved and strategy change is approved) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	1.00%	1.00%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [3]	1.46%	1.16%	1.24%	0.94%	1.24%	0.94%	1.24%	0.94%

1 “Other Expenses” include an Administrative Fee of 0.15% for the Acquired Fund and Acquiring Fund, which is payable to JNAM.

2 Acquired Fund Fees and Expenses for both the Acquired Fund and Acquiring Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

3 Expense information for the Acquired Fund has been restated to reflect current fees.

4 Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

5 Expense information assumes that the Reorganization is approved and that the proposals as described herein to be voted upon by shareholders of the Lazard Fund under a separate proxy statement are approved, effective April 27, 2020.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and the proposals to be voted upon by shareholders of the Acquiring Fund are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2018; and
  You redeem your investment at the end of each time period.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Oppenheimer Fund (Acquired Fund)
Class A	$149	$462	$797	$1,746
Class I	$118	$368	$638	$1,409
Lazard Fund (Acquiring Fund)
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155

* Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2019, the portfolio turnover rates for the Oppenheimer Fund and the Lazard Fund were 12% and 11%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2018, the portfolio turnover rates for the Oppenheimer Fund and the Lazard Fund were 34% and 14%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-adviser of the Oppenheimer Fund with that of the Lazard Fund.

Acquired Fund	Acquiring Fund
Oppenheimer Fund	Lazard Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Invesco Advisers, Inc.[1]	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Lazard Asset Management LLC [2]

1 Pursuant to a change of control, which occurred on May 24, 2019, Invesco Advisers, Inc. is the current sub-adviser to the Oppenheimer Fund. Prior to May 24, 2019, OppenheimerFunds, Inc. was the sub-adviser.

2 It is being proposed, under a separate proxy statement, that the Lazard Fund be converted from a single manager fund sub-advised by Lazard Asset Management LLC acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund, effective April 27, 2020. As a multi-manager fund, the following managers will be appointed as sub-advisers to the Fund, effective April 27, 2020: Kayne Anderson Rudnick Investment Management, LLC, T. Rowe Price Associates, Inc., WCM Investment Management, LLC, and Wellington Management Company LLP. Additionally, T. Rowe Price Hong Kong Limited will be a sub-sub-adviser to the T. Rowe sleeve of the Acquiring Fund in the multi-manager structure.

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Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Oppenheimer Fund with those of the Lazard Fund. The Oppenheimer Fund and the Lazard Fund have similar investment objectives and also have similar investment strategies. The Oppenheimer Fund seeks capital appreciation, while the Lazard Fund seeks long-term capital appreciation. Under normal market conditions, the Oppenheimer Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers that are economically tied to an emerging market country, and will generally have greater exposure to small- and mid-sized companies. The Lazard Fund employs a relative value strategy to the emerging markets universe and seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. While both Funds’ investments are in emerging market countries, the Oppenheimer Fund focuses on investments that its sub-adviser believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Oppenheimer Fund may also invest in securities of issuers in less-developed emerging market countries and China securities, while the Lazard Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe, and may have significant investments in particular sectors. As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will convert from a single manager fund sub-advised by Lazard acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund. The Emerging Markets Fund will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund as described herein. After the Reorganization, the Emerging Markets Fund’s investment objective will be the same as the Lazard Fund’s investment objective. After the Reorganization, the Emerging Markets Fund’s investment strategy will be different from the Lazard Fund’s investment strategy. The Emerging Markets Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Investment Objective The investment objective of the Fund is to seek capital appreciation.	Investment Objective The investment objective of the Fund is long-term capital appreciation.	Investment Objective The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies

The Fund mainly invests in equity securities of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one whose economy or markets are generally considered emerging or developing. The Fund typically invests in at least three emerging market countries. At times, the Fund may invest up to 100% of its total assets in securities of issuers in emerging and developing markets.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
In general, countries may be considered emerging or developing markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as an emerging or developing market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the 80% investment policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues or profits from goods produced or sold from, or investments made or services performed in, an emerging or developing market. Such a determination can also be based, in whole or in part, on identification of an issuer’s securities in an index or other listing indicating its location in an emerging or developing markets country.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions. However, the Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
No corresponding strategy.	No corresponding strategy.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited ( collectively, "T. Rowe Price") constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets. T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

WCM Focused Emerging Markets Strategy

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)). Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management considers such companies to be those with market capitalizations in the top 95th percentile of the MSCI Emerging Markets Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as “frontier” market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are included in the 80% of the Fund’s assets discussed in the investment policy above.	No corresponding strategy.	No corresponding strategy.
The Fund seeks its investment objective by focusing on investments in securities of companies in emerging or developing markets that Invesco Advisers, Inc. (the “Sub-Adviser”) believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Fund invests primarily in common stocks, but can also invest in other equity securities, including preferred stocks, convertible securities, rights and warrants. The Fund may buy securities of issuers of any size, any market capitalization range and any industry or sector. Although the Fund can invest in securities of companies of any size and any market capitalization range, because innovative companies generally tend to have smaller market capitalizations, the Fund anticipates that it will generally have greater exposure to small- and mid-sized companies.	No corresponding strategy.	No corresponding strategy.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
In selecting investments for the Fund, the Sub-Adviser evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The Sub-Adviser also looks for newer or established businesses that are entering, or expected to enter, into a growth cycle and have the potential for accelerating earnings growth or cash flow.

Lazard Asset Management LLC (“Sub-Adviser”) employs a relative value strategy to the emerging markets universe by investing in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

No corresponding strategy.
The Sub-Adviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The Sub-Adviser takes a broad view that stretches across industries, sectors, companies and a company’s operational functions, when considering whether a company is deemed to be innovative. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People's Republic of China ("PRC") and Hong Kong), or, for operational efficiency and regulatory considerations, through an investment in OFI Global China Fund, LLC (“China Fund”), a private investment vehicle organized under Delaware law that intends to invest significantly in China A Shares and other securities available to certain qualified investors. The Sub-Adviser has full and exclusive discretionary authority to manage the day-to-day operations of the China Fund and to invest its assets. The Fund’s investment in the China Fund may vary based on the Sub-Adviser's use of different types of investments that provide exposure to Chinese securities (through Stock Connect). Since the Fund may invest a portion of its assets in the China Fund, the Fund may be considered to be investing indirectly in such Chinese securities through the China Fund.	No corresponding strategy.	No corresponding strategy.
The Fund may lend its securities to increase its income.	No corresponding strategy.	No corresponding strategy.
No corresponding strategy.	The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.	No corresponding strategy.
No corresponding strategy.	No corresponding strategy.	The Fund may invest in participatory notes.

16

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
No corresponding strategy.	No corresponding strategy.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, China and India country specific risks, company risk, currency risk, emerging markets and less developed countries risk, equity securities risk, financial services risk, foreign regulatory risk, foreign securities risk, managed portfolio risk, and stock risk. However, the Oppenheimer Fund is also subject to cyclical opportunities risk, European investment risk, frontier market countries risk, investing in China A Shares risk, investing in the China Fund risk, investing through Stock Connect risk, investment strategy risk, investment style risk, market risk, mid-capitalization and small-capitalization investing risk, mid-capitalization investing risk, Pacific Rim investing risk, sector risk, securities lending risk, small-capitalization investing risk, unseasoned issuers risk, and volatility risk, which are not principal risks of investing in the Lazard Fund. In addition, the principal risks of investing in the Lazard Fund also include depositary receipts risk, derivatives risk, government regulatory risk, hedging instruments risk, and Russia investment risk, which are not principal risks of investing in the Oppenheimer Fund. As a result of the Acquiring Fund’s change from a single manager fund sub-advised by Lazard to a multi-manager fund with four managers each managing a separate sleeve of the Fund, the Acquiring Fund’s principal risks, effective April 27, 2020, will change to include banking industry investment risk, concentration risk, and participation note risk. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

17

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Risks	Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Accounting risk	X	X	X
Banking industry investment risk			X
China and India country specific risks	X	X
Company risk	X	X	X
Concentration risk			X
Currency risk	X	X	X
Cyclical opportunities risk	X
Depositary receipts risk		X	X
Derivatives risk		X
Emerging markets and less developed countries risk	X	X	X
Equity securities risk	X	X	X
European investment risk	X
Financial services risk	X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Frontier market countries risk	X

18

	Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Risks	Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Government regulatory risk		X	X
Hedging instruments risk		X
Investing in China A Shares risk	X
Investing in the China Fund risk	X
Investing through Stock Connect risk	X
Investment strategy risk	X
Investment style risk	X
Managed portfolio risk	X	X	X
Market risk	X
Mid-capitalization and small-capitalization investing risk	X
Mid-capitalization investing risk	X
Pacific Rim investing risk	X
Participation note risk			X
Russia investment risk		X
Sector risk	X
Securities lending risk	X
Small-capitalization investing risk	X
Stock risk	X	X	X
Unseasoned issuers risk	X
Volatility risk	X

19

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Oppenheimer Fund with those of the Lazard Fund and the Emerging Markets Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	The Fund may concentrate its investments in the banking industry.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Oppenheimer Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. For the Lazard Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Oppenheimer Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

_
Best Quarter (ended 3/31/2017): 12.90%; Worst Quarter (ended 12/31/2018): -11.12%
Class I
_
Best Quarter (ended 3/31/2018): 5.19%; Worst Quarter (ended 12/31/2018): -11.08%

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Lazard Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

_
Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 9/30/2011): -20.48%
Class I
_
Best Quarter (ended 6/30/2009): 34.42%; Worst Quarter (ended 9/30/2011): -20.46%

Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	Life of Fund (April 27, 2015)
Oppenheimer Fund (Class A)	-22.44%	-2.07%
MSCI Emerging Markets Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	-13.11%	-1.55%

Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	Life of Class (September 25, 2017)
Oppenheimer Fund (Class I)	-22.25%	-13.88%
MSCI Emerging Markets Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	-13.11%	-6.60%

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Lazard Fund (Class A)	-18.35%	-0.71%	7.22%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Lazard Fund (Class I)	-18.13%	-0.50%	7.45%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2019, and of the Lazard Fund on a pro forma combined basis as of June 30, 2019 after giving effect to the proposed Reorganization. The actual net assets of the Oppenheimer Fund and the Lazard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Lazard Fund will be received by shareholders of the Oppenheimer Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Lazard Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
Oppenheimer Fund – Class A (Acquired Fund)	$40,350,725	10.11	3,992,271
Lazard Fund – Class A (Acquiring Fund)	$414,944,872	10.13	40,979,148
Adjustments	$(344,043)(a)	0	(14,511) (b)
Pro forma Lazard Fund – Class A (assuming only the Reorganization in Proposal 1 is approved) (c)	$454,951,554	10.13	44,956,908
Oppenheimer Fund – Class I (Acquired Fund)	$458,980,016	10.12	45,353,099
Lazard Fund – Class I (Acquiring Fund)	$379,621,226	10.16	37,346,645
Adjustments	$(900,713)(a)	0	(240,618) (b)
Pro forma Lazard Fund – Class I (assuming only the Reorganization in Proposal 1 is approved) (c)	$837,700,529	10.16	82,459,126
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Acquired Fund’s holdings with those of the Acquiring Fund. Each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization based on the relative net asset value of each Fund at the time of the Reorganization. Such Transaction Costs are estimated to be $693,229.00 attributed to the Acquired Fund and $551,527.00 attributed to the Acquiring Fund.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the capitalization of the Lazard Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Oppenheimer Fund by the Lazard Fund. If the Reorganization had taken place on June 30, 2019, shareholders of the Oppenheimer Fund would have received 3,977,760 and 45,112,481 Class A and Class I shares, respectively, of the Lazard Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Oppenheimer Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Oppenheimer Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE INVESCO FUND INTO THE LAZARD FUND.

Proposal 2 requests the approval of Invesco Fund shareholders of the Plan of Reorganization pursuant to which the Invesco Fund will be reorganized into the Lazard Fund. As described herein, if the proposals to be voted upon by shareholders of the Lazard Fund are approved, effective April 27, 2020, the Lazard Fund will undergo a strategy change and will be renamed the Emerging Markets Fund, and will be managed in accordance with the investment objective, policies and strategies of the Emerging Markets Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have similar investment objectives. The Invesco Fund seeks long-term capital growth, while the Lazard Fund seeks long-term capital appreciation.

As described herein, it is anticipated that effective April 27, 2020, the Lazard Fund will undergo a strategy change and will be renamed the Emerging Markets Fund and will be managed in accordance with the investment objective, policies and strategies of the Emerging Markets Fund.

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For more information about the Invesco Fund, the Lazard Fund, and the Emerging Markets Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” below.

•	The Funds have different principal investment strategies. The Invesco Fund seeks to achieve its objective by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India. The Lazard Fund employs a relative value strategy to the emerging markets universe and seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Lazard Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe, and may have significant investments in particular sectors. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Both Funds have similar fundamental policies; however, there are differences. Both Funds may not invest directly in real estate or interests in real estate, but they may own debt or equity securities issued by companies engaged in those businesses. However, the Lazard Fund may also purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs, whereas the Invesco Fund may not. Additionally, while both funds may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities) or lend any security or make any other loan if, as a result, more than 33 1/3% of the respective Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements), the percentage limitations are non-fundamental restrictions for the Invesco Fund. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, China and India country specific risks, company risk, currency risk, depositary receipts risk, emerging markets and less developed countries risk, equity securities risk, financial services risk, foreign regulatory risk, foreign securities risk, managed portfolio risk, and stock risk. However, the Invesco Fund is also subject to Asia ex-Japan concentration risk, concentration risk, credit risk, investing in China A Shares risk, investment strategy risk, large-capitalization investing risk, liquidity risk, market risk, real estate investment risk, sector risk, and volatility risk, which are not principal risks of investing in the Lazard Fund. In addition, the principal risks of investing in the Lazard Fund also include derivatives risk, government regulatory risk, hedging instruments risk, and Russia investment risk, which are not principal risks of investing in the Invesco Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Lazard Fund, and subsequently, the Emerging Markets Fund, after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Invesco Hong Kong Limited (“Invesco HK”) as sub-adviser to manage the assets of the Invesco Fund and Lazard as the sub-adviser to manage the assets of the Lazard Fund.

As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will convert from a single manager fund sub-advised by Lazard acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund. The Emerging Markets Fund will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund as

24

described herein. For more information about the Emerging Markets Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, Invesco HK, Lazard, and the sub-advisers to the Emerging Markets Fund, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	The Invesco Fund and Lazard Fund had net assets of approximately $555.09 million and $794.57 million, respectively, as of June 30, 2019. Thus, if the Reorganization had been in effect on that date, the Invesco Fund combined with the Lazard Fund (the “Proposal 2 Combined Fund”) would have had net assets of approximately $1,349.66 million.

In addition, as discussed in connection with Proposal 1, the Oppenheimer Fund had net assets of approximately $499.33 million as of June 30, 2019. Thus, if the Reorganizations of the Oppenheimer Fund and the Invesco Fund had been in effect on that date, the Combined Fund would have had net assets of approximately $1,848.99 million.

•	Class A Shareholders of the Invesco Fund will receive Class A shares of the Lazard Fund and Class I Shareholders of the Invesco Fund will receive Class I shares of the Lazard Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
•	Following the Reorganization, the total annual operating expense ratio and management fee for the Lazard Fund, which will be sub-advised by multiple managers and renamed Emerging Markets Fund, will be higher than those of the Invesco Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	The maximum management fee for the Invesco Fund and the Lazard Fund is equal to an annual rate of 0.75% and 0.80%, respectively, of its respective average daily net assets. As of December 31, 2018, the actual management fees of the Invesco Fund and the Lazard Fund were 0.75% and 0.76%, respectively. In addition, each of the Invesco Fund and the Lazard Fund pays an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Lazard Fund’s repositioning as the Emerging Markets Fund, the Acquiring Fund’s management fee will be 0.76% and the Acquiring Fund’s administrative fee will be 0.15%, both effective April 27, 2020. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	Following the Reorganization, the Proposal 2 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Lazard Fund. It is currently anticipated that the Invesco Fund will transfer its holdings to the Lazard Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Invesco Fund’s holdings with those of the Lazard Fund. As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will transition to a multi-manager structure and will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund.
•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will all be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
•	Each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization based on the relative net asset value of each Fund at the time of the Reorganization. Such Transaction Costs are
25

estimated to be $767,511.31 attributed to the Invesco Fund and $620,168.69 attributed to the Lazard Fund. Please see “Additional Information about the Reorganization” below for more information.

•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Invesco Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2018. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Invesco Fund		Acquiring Fund: Lazard Fund		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved) [4]		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved and strategy change is approved) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.74%	0.74%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [3]	1.23%	0.93%	1.24%	0.94%	1.24%	0.94%	1.24%	0.94%

1 “Other Expenses” include an Administrative Fee of 0.15% for the Acquired Fund and Acquiring Fund, which is payable to JNAM.

2 Acquired Fund Fees and Expenses for the Acquiring Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

3 Expense information for the Acquired Fund has been restated to reflect current fees.

4 Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

5 Expense information assumes that the Reorganization is approved and that the proposals as described herein to be voted upon by shareholders of the Lazard Fund under a separate proxy statement are approved, effective April 27, 2020.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is

26

approved and the proposals to be voted upon by shareholders of the Acquiring Fund are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2018; and
  You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Fund (Acquired Fund)
Class A	$125	$390	$676	$1,489
Class I	$95	$296	$515	$1,143
Lazard Fund (Acquiring Fund)
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155

* Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2019, the portfolio turnover rates for the Invesco Fund and the Lazard Fund were 28% and 11%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2018, the portfolio turnover rates for the Invesco Fund and the Lazard Fund were 30% and 14%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-adviser of the Invesco Fund with that of the Lazard Fund.

27

Acquired Fund	Acquiring Fund
Invesco Fund	Lazard Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Invesco Hong Kong Limited	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Lazard Asset Management LLC [1]

1 It is being proposed, under a separate proxy statement, that the Lazard Fund be converted from a single manager fund sub-advised by Lazard Asset Management LLC acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund, effective April 27, 2020. As a multi-manager fund, the following managers will be appointed as sub-advisers to the Fund, effective April 27, 2020: Kayne Anderson Rudnick Investment Management, LLC, T. Rowe Price Associates, Inc., Investment Management, LLC, and Wellington Management Company LLP. Additionally, T. Rowe Price Hong Kong Limited will be a sub-sub-adviser to the T. Rowe sleeve of the Acquiring Fund in the multi-manager structure.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Invesco Fund with those of the Lazard Fund. The Invesco Fund and the Lazard Fund have similar investment objectives; however, they have different investment strategies. The Invesco Fund seeks long-term capital growth, while the Lazard Fund seeks long-term capital appreciation. The Invesco Fund seeks to achieve its objective by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India. The Lazard Fund employs a relative value strategy to the emerging markets universe and seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Lazard Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe, and may have significant investments in particular sectors. As described herein, effective April 27, 2020, the Lazard Fund will be renamed the Emerging Markets Fund and will convert from a single manager fund sub-advised by Lazard acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund. The Emerging Markets Fund will be managed in accordance with the investment policies and strategies of the Emerging Markets Fund as described herein. After the Reorganization, the Emerging Markets Fund’s investment objective will be the same as the Lazard Fund’s investment objective. After the Reorganization, the Emerging Markets Fund’s investment strategy will be different from the Lazard Fund’s investment strategy. The Emerging Markets Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Investment Objective The investment objective of the Fund is long-term capital growth.	Investment Objective The investment objective of the Fund is long-term capital appreciation.	Investment Objective The investment objective of the Fund is long-term capital appreciation.

28

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)

Principal Investment Strategies

The Fund seeks to achieve its objective by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

29

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate specialized strategies. The Fund invests approximately 40% to 60% (with a target allocation of 50%) of its net assets in the China Strategy and approximately 40% to 60% (with a target allocation of 50%) of its net assets in the India Strategy, which are both explained as follows:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program in which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).

India Strategy

The objective of the India Strategy is to achieve long-term capital growth by investing principally in equity or similar instruments of Indian companies. At least 70% of the total assets of the India Strategy (after deducting ancillary liquid assets) shall be invested in equity and equity related securities issued by Indian Companies. Indian Companies are defined as (i) companies having their registered office in India (ii) companies located outside India carrying out their business activities predominantly in India, or (iii) holding companies, which are predominantly invested in companies with their registered office in India. Up to 30% of the total assets of the India Strategy may be invested in cash and cash equivalents, money market instruments, equity and equity related securities issued by companies or other entities not meeting the above requirements or debt securities (including convertible debt) of issuers worldwide and denominated in any convertible currency.

While each of these specialized strategies seeks to provide capital growth, each specialized strategy follows a different principal investment strategy.

	No corresponding strategy.	No corresponding strategy.

30

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
No corresponding strategy.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lazard Asset Management LLC (“Sub-Adviser”) employs a relative value strategy to the emerging markets universe by investing in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions. However, the Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, "T. Rowe Price") constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets. T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)). Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management considers such companies to be those with market capitalizations in the top 95th percentile of the MSCI Emerging Markets Index.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.	No corresponding strategy.	No corresponding strategy.
Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

No corresponding strategy.
The Fund also intends to invest in real estate investment trusts (“REITs”).	No corresponding strategy.	No corresponding strategy.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
No corresponding strategy.	No corresponding strategy.	The Fund may invest in participatory notes.
No corresponding strategy.	No corresponding strategy.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, China and India country specific risks, company risk, currency risk, depositary receipts risk, emerging markets and less developed countries risk, equity securities risk, financial services risk, foreign regulatory risk, foreign securities risk, managed portfolio risk, and stock risk. However, the Invesco Fund is also subject to Asia ex-Japan concentration risk, concentration risk, credit risk, investing in China A Shares risk, investment strategy risk, large-capitalization investing risk, liquidity risk, market risk, real estate investment risk, sector risk, and volatility risk, which are not principal risks of investing in the Lazard Fund. In addition, the principal risks of investing in the Lazard Fund also include derivatives risk, government regulatory risk, hedging instruments risk, and Russia investment risk, which are not principal risks of investing in the Invesco Fund. As a result of the Acquiring Fund’s change from a single manager fund sub-advised by Lazard to a multi-manager fund with four managers each managing a separate sleeve of the Fund, the Acquiring Fund’s principal risks, effective April 27, 2020, will change to include banking industry investment risk, concentration risk, and participation note risk. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

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An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Risks	Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Accounting risk	X	X	X
Asia ex-Japan concentration risk	X
Banking industry investment risk			X
China and India country specific risks	X	X
Company risk	X	X	X
Concentration risk	X		X
Credit risk	X
Currency risk	X	X	X
Depositary receipts risk	X	X	X
Derivatives risk		X
Emerging markets and less developed countries risk	X	X	X
Equity securities risk	X	X	X
Financial services risk	X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Government regulatory risk		X	X
Hedging instruments risk		X
Investing in China A Shares risk	X
Investment strategy risk	X

33

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 27, 2020)
Risks	Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
Large-capitalization investing risk	X
Liquidity risk	X
Managed portfolio risk	X	X	X
Market risk	X
Participation note risk			X
Real estate investment risk	X
Russia investment risk		X
Sector risk	X
Stock risk	X	X	X
Volatility risk	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Invesco Fund with those of the Lazard Fund and the Emerging Markets Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	The Fund may concentrate its investments in the banking industry.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% (for the Fund, the percentage limitation is a non-fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% (for the Fund, the percentage limitation is a fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% (for the Fund, the percentage limitation is a fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per the strategy change, effective April 27, 2020)
Invesco Fund	Lazard Fund	Emerging Markets Fund (formerly the Lazard Fund)
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. Each Fund’s performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. For the Invesco Fund, the performance information shown reflects the Fund’s results when managed by the previous sub-adviser utilizing different investment strategies. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Invesco Fund’s principal investment strategies, the Invesco Fund uses the 50% MSCI China Index (Net), 50% MSCI India Index (Net) as its secondary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Invesco Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

_
Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 9/30/2011): -23.74%

Class I

_
Best Quarter (ended 6/30/2009): 45.58%; Worst Quarter (ended 9/30/2011): -23.69%

Lazard Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

_
Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 9/30/2011): -20.48%

Class I

_
Best Quarter (ended 6/30/2009): 34.42%; Worst Quarter (ended 9/30/2011): -20.46%

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Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Invesco Fund (Class A)	-17.12%	5.23%	9.11%
MSCI China Index (Net) (reflects no deduction for fees, expenses, or taxes)	-18.88%	4.65%	8.26%
50% MSCI China Index (Net), 50% MSCI India Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.88%	6.84%	10.02%
MSCI India Index (Net) (reflects no deduction for fees, expenses, or taxes)	-7.30%	8.07%	10.66%

Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Invesco Fund (Class I)	-16.82%	5.49%	9.35%
MSCI China Index (Net) (reflects no deduction for fees, expenses, or taxes)	-18.88%	4.65%	8.26%
50% MSCI China Index (Net), 50% MSCI India Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.88%	6.84%	10.02%
MSCI India Index (Net) (reflects no deduction for fees, expenses, or taxes)	-7.30%	8.07%	10.66%

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Lazard Fund (Class A)	-18.35%	-0.71%	7.22%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Lazard Fund (Class I)	-18.13%	-0.50%	7.45%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2019, and of the Invesco Fund on a pro forma combined basis as of June 30, 2019 after giving effect to the proposed Reorganization. The actual net assets of the Invesco Fund and the Lazard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Lazard Fund will be received by shareholders of the Invesco Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Lazard Fund that will actually be received.

37

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Invesco Fund – Class A (Acquired Fund)	$553,848,308	9.40	58,919,357
Lazard Fund – Class A (Acquiring Fund)	$414,944,872	10.13	40,979,148
Adjustments	$(1,089,670)(a)	0	(4,320,886) (b)
Pro forma Lazard Fund – Class A (assuming only the Reorganization in Proposal 2 is approved)	$967,703,510	10.13	95,577,619
Invesco Fund – Class I (Acquired Fund)	$1,237,387	9.51	130,112
Lazard Fund – Class I (Acquiring Fund)	$379,621,226	10.16	37,346,645
Adjustments	$(298,010)(a)	0	(8,490) (b)
Pro forma Lazard Fund – Class I (assuming only the Reorganization in Proposal 2 is approved) (c)	$380,560,603	10.16	37,468,267
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Acquired Fund’s holdings with those of the Acquiring Fund. Each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization based on the relative net asset value of each Fund at the time of the Reorganization. Such Transaction Costs are estimated to be $767,511.31 attributed to the Acquired Fund and $620,168.69 attributed to the Acquiring Fund.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the capitalization of the Lazard Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Invesco Fund by the Lazard Fund. If the Reorganization had taken place on June 30, 2019, shareholders of the Invesco Fund would have received 54,598,471 and 121,622 Class A and Class I shares, respectively, of the Lazard Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Invesco Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Invesco Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*       *       *       *       *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

 Terms of the Plans of Reorganizations

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. Each Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of each Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of each Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund Shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund Shares formerly held immediately before completion of the

38

Reorganization). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

It is anticipated that the Reorganizations will be consummated as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquired Funds and the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of each Acquired Fund and the Acquiring Fund will be charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 3-5, 2019 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganizations”). The Board also considered proposed changes to the Acquiring Fund, which will convert it from a single manager fund sub-advised by Lazard acting as the sole sub-adviser to a multi-manager fund with four managers each managing a separate sleeve of the Fund, effective on April 27, 2020 (the “Fund Changes”). Prior to approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered that the Oppenheimer Fund was launched to provide capital appreciation, and, while it is a beneficiary of flows from certain model portfolios platforming the fund lineup, the Oppenheimer Fund’s ability to gain traction in sales has been hindered. The Board also considered that the Invesco Fund was launched to provide long-term capital growth, but a niche targeted portfolio construction has hindered the Invesco Fund’s ability to gain traction in sales. The Board noted that the Funds have similar investment objectives. The Board also noted that the Oppenheimer Fund and Lazard Fund employ similar investment strategies in seeking to achieve those objectives, however, that the Invesco Fund and Lazard Fund have different investment strategies. The Board considered that the Reorganizations are part of an overall rationalization of the Trust’s offerings and are designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganizations also seek to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Funds. The Board noted that the objective of the Reorganizations is to seek to ensure that a

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consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered JNAM’s recommendation to merge the Acquired Funds into the Acquiring Fund (which will, effective April 27, 2020, become the Emerging Markets Fund if approved by shareholders of the Acquiring Fund) given the Acquiring Fund’s focus in the emerging market equity category, differentiated offerings, and exposure to Chinese and Indian equities. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

•       Investment Objectives and Investment Strategies. The Board considered that the Reorganizations will permit the Contract Owners and others with beneficial interest in the Acquired Funds to continue to invest in a professionally managed fund with similar investment goals, noting that the investment goal of the Oppenheimer Fund is to seek capital appreciation, the investment goal of the Invesco Fund is long-term capital growth, and the investment goal of the Lazard Fund and Emerging Markets Fund is long-term capital appreciation. The Board also considered management’s statement that Invesco’s recent change in management of the strategy raised concerns. As described below, the Board also considered how the Acquired Funds’ shareholders will benefit from the Reorganizations. For a full description of the investment objectives and investment strategies of the Acquired Funds and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

•	Operating Expenses. The Board considered that if approved by the Acquired Funds’ shareholders, the Reorganizations will result in a Combined Fund with a lower management fee and a lower total annual operating expense ratio than the Oppenheimer Fund currently and a higher management fee and a total annual expense ratio that is one basis point higher than that of the Invesco Fund currently. The Board further took into account that following the Reorganizations, the management fees for the Lazard Fund, which will undergo Fund Changes, will be equal to the management fees of the Acquiring Fund currently, and the total annual operating expense ratio will be equal to the total annual operating expense ratio of the Acquiring Fund currently. See “Comparative Fee and Expense Tables.”

•       Larger Asset Base. The Board considered that the Reorganizations may benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in a Combined Fund with a larger asset base than that of the Acquired Funds currently. The Board noted that as of September 30, 2019, the Oppenheimer Fund had assets of $445.34 million and the Invesco Fund had assets of $525.96 million, as compared to assets of $730.50 million for the Acquiring Fund. The Board considered that reorganizing each of the Acquired Funds into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

•	Performance. The Board considered that while the Oppenheimer Fund has underperformed the Lazard Fund for the one-year period ended September 30, 2019, the Invesco Fund has outperformed the Lazard Fund for the three-month, one-year, three-year, five-year, and ten-year periods. Additionally, the Board also considered that the Lazard Fund outperformed both Acquired Funds during the 2016 calendar year, and the Oppenheimer Fund during the 2018 calendar year.
•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of having different sub-advisers and custodians. The Oppenheimer Fund is sub-advised by Invesco and the Invesco Fund is sub-advised by Invesco HK, while the sub-adviser for the Acquiring Fund is Lazard. The Board also noted that the custodian for the Oppenheimer Fund and the Acquiring Fund is State Street Bank & Trust Company, and the custodian for the Invesco Fund is JPMorgan Chase Bank, N.A. The Board also considered that the transfer agent for the Acquiring Funds, JNAM, and the distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Funds and will remain the same immediately after the Reorganization.

The Board considered that, as a result of the Fund Changes if approved by the Acquiring Fund’s shareholders, the following managers will each sub-advise a portion, or sleeve, of the Emerging Markets Fund: KAR, T. Rowe, WCM, and Wellington. Additionally, the Board considered that T. Rowe HK will be a sub-sub-adviser to the T. Rowe sleeve of the Acquiring Fund in the multi-manager structure.

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•	Federal Income Tax Consequences. The Board considered that the Reorganizations are not expected to be a taxable event for federal income tax purposes for Contract Owners.
•	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganizations. The Board considered that it is currently anticipated that the Acquired Funds will transfer their respective holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Acquired Funds’ holdings with those of the Acquiring Fund. Thus, the Board also considered that each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganizations based on the relative net asset value of each Fund at the time of the Reorganization, and that Transaction Costs for Proposal 1 are estimated to be $693,229.00 attributed to the Acquired Fund and $551,527.00 attributed to the Acquiring Fund; and that Transaction Costs for Proposal 2 are estimated to be $767,511.31 attributed to the Acquired Fund and $620,168.69 attributed to the Acquiring Fund.

In summary, in determining whether to recommend approval of the Reorganizations, the Board considered factors including (1) the terms and conditions of the Reorganizations and whether the Reorganizations would result in dilution of the Acquired Funds’ and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any consideration related to this Reorganization to be adverse.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and Acquiring Fund and that the interests of the Acquired Funds’ and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. The Board voted unanimously to approve the Reorganizations and recommended the Acquired Funds’ approval by Contract Owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of each Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of each Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, each Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Funds. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Funds, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

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Contingency Plan

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser, and the sub-advisers for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

The allocations for the Emerging Markets Fund are made by JNAM. JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Prudential plc is also the ultimate parent company of PPM America, Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate

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automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee each Fund paid to JNAM for the fiscal year ended December 31, 2018. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2018 (Annual Rate Based on Average Net Assets of the Fund)
Oppenheimer Fund [1]	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	1.00% 0.95% 0.90% 0.89% 0.88%	1.00%
Invesco Fund [2]	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.75% 0.725% 0.70% 0.69% 0.68%	0.75%
Lazard Fund	$0 to $250 million $250 million to $3 billion $3 billion to $5 billion Over $5 billion	0.80% 0.75% 0.74% 0.73%	0.76%

1 Effective October 14, 2019, JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

2 Effective September 1, 2018, JNAM voluntarily agreed to waive 0.025% of management fees on the Fund’s assets exceeding $500 million. Effective April 29, 2019, this voluntary waiver converted to a contractual fee reduction.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019.

JNAM selects, contracts with, and compensates the sub-advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the sub-advisers with the investment objectives and related policies of the Funds, reviews the performance of the sub-advisers, and reports periodically on such performance to the Board. Under the terms of each of the Sub-Advisory Agreements, the sub-advisers manage the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Board.  The sub-advisers formulate a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  Each sub-adviser implements such program by purchases and sales of securities and regularly

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reports to JNAM and the Board with respect to the implementation of such program. As compensation for its services, each sub-adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the applicable Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.    However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility. JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for the services for their respective Funds, the sub-adviser to the Acquiring Fund, Lazard, and the sub-advisers to the Acquired Funds, Invesco and Invesco HK, each receive a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-advisers (out of JNAM’s advisory fees) for the services provided by the respective sub-advisers for the fiscal year ended December 31, 2018, as set forth below.

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2018
Oppenheimer Fund	$4,267,925	0.79%
Invesco Fund	$2,260,425	0.39%
Lazard Fund	$5,152,091	0.58%

A discussion of the basis for the Board’s approval of each sub-advisory agreement is also available in the Trust’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Oppenheimer Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Invesco Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Lazard Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%

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In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other administrative services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Advisers

The sub-adviser to the Oppenheimer Fund is Invesco. Invesco has been an investment adviser since 1976. The sub-adviser to the Invesco Fund is Invesco HK. Both Invesco and Invesco HK are indirect wholly owned subsidiaries of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Oppenheimer Fund’s former sub-adviser (“Oppenheimer”). As of December 31, 2019, Invesco Ltd. managed approximately $[___] billion in total assets.

The following tables describe the Acquired Funds’ sub-advisers, portfolio managers, and the portfolio managers’ business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquired Funds is available in the Trust’s Statement of Additional Information.

Oppenheimer Fund (Acquired Fund)
Sub-Adviser & Portfolio Manager	Portfolio Manager’s Business Experience
Invesco Advisers, Inc. 1555 Peachtree, N.E. Atlanta, GA 30309 Portfolio Manager Justin Leverenz, CFA	Justin Leverenz is a portfolio manager of Invesco and/or its affiliates since May 2019. Prior to 2019, Mr. Leverenz was the Director of Emerging Markets Equities Oppenheimer since January 2013, a Senior Vice President of the Sub-Adviser since November 2009 and was a Vice President of Oppenheimer from July 2004 to October 2009. Mr. Leverenz was the Head of Research in Taiwan and Director of Pan-Asian Technology Research for Goldman Sachs from 2002 to 2004. He was an Analyst and Head of Equity Research in Taiwan for Barclays de Zoete Wedd (now Credit Suisse) from 1993 to 1995 and from 1997 to 2000, respectively. He was a portfolio manager at Martin Currie Investment Management from 1995 to 1997.

Invesco Fund (Acquired Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Invesco Hong Kong Limited 41/F, Champion Tower Three Garden Road, Central Hong Kong, China Portfolio Managers Mike Shiao Shekhar Sambhshivan

Mike Shiao, Chief Investment Officer, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2002.

Shekhar Sambhshivan, Investment Director, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2006.

The sub-adviser to the Lazard Fund is Lazard. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients which a wide variety of investment banking, brokerage and related

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services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The following table describes the Acquiring Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information.

Lazard Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112 Portfolio Managers John R. Reinsberg James Donald Rohit Chopra Monika Shrestha

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania.

James Donald is a Managing Director and Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1983. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Managing Director and Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Monika Shrestha is a Director and Portfolio Manager/Analyst on the Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. She began working in the investment field in 1997. Prior to joining Lazard in 2003, Monika was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. She has an MBA from Harvard Business School, a BSE in Computer Science and Engineering and a BS in Economics (with a concentration in Finance) from the University of Pennsylvania.

As a result of the repositioning of the Lazard Fund into the Emerging Markets Fund, as described above, T. Rowe, WCM, Wellington, and KAR will each sub-advise a sleeve of the Fund. T. Rowe HK will be a sub-sub-adviser to the T. Rowe sleeve of the Fund. JNAM will remain as the investment adviser to the Fund.

The allocations for the Emerging Markets Fund are made by JNAM. The individuals responsible for application of the Fund’s strategy, executing trades, and allocation of capital to the various strategies of the Fund are William Harding, Sean Hynes, and Mark Pliska.

T. Rowe Price Emerging Markets Discovery Stock Strategy: T. Rowe is the sub-adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the Fund. T. Rowe was founded in 1937. T. Rowe and its affiliates provide

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investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. The sub-sub-adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the Fund is T. Rowe HK. T. Rowe HK, a wholly owned subsidiary of T. Rowe, was organized as a Hong Kong limited company in 2010. T. Rowe HK is compensated by T. Rowe at no additional expense to the Fund.

WCM Focused Emerging Markets Strategy: WCM is the sub-adviser to the WCM Focused Emerging Markets Strategy sleeve of the Fund. WCM was founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of June 30, 2019, WCM had approximately $40.5 billion in assets under management.

Wellington Emerging Markets Research Equity Core Strategy: Wellington is the sub-adviser to the Wellington Emerging Markets Research Equity Core Strategy sleeve of the Fund and is a Delaware limited liability partnership. Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2018, Wellington and its investment advisory affiliates had investment management authority with respect to approximately $1,003 billion in assets.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy: KAR is the sub-adviser to the Kayne Anderson Rudnick Emerging Markets Small Cap Strategy sleeve of the Fund. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2018, KAR had approximately $22.8 billion in assets under management.

The following table describes the Emerging Markets Fund’s adviser, sub-advisers, portfolio managers, and each portfolio manager’s business experience.

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Emerging Markets Fund, effective April 27, 2020 (Acquiring Fund)
Adviser, Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 1202 T. Rowe Price Hong Kong Limited 6/F Chater House 8 Connaught Place Central Hong Kong Portfolio Manager Ernest Yeung	Ernest Yeung, Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Hong Kong Limited, is a portfolio manager for the Emerging Markets Discovery Equity Strategy at T. Rowe Price. He was the co-portfolio manager for the International Small-Cap Equity Strategies from 2009 to 2014. Prior to joining T. Rowe Price in 2003, Mr. Yeung was an analyst with HSBC Asset Management in London. Mr. Yeung earned an M.A., with honours, in economics from Cambridge University. He also has earned the Chartered Financial Analyst designation and the Investment Management Certificate.

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Emerging Markets Fund, effective April 27, 2020 (Acquiring Fund)
Adviser, Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
WCM Investment Management 281 Brooks Street Laguna Beach, California 92651 Portfolio Managers Sanjay Ayer, CFA Peter J. Hunkel Gregory S. Ise, CFA Mike Tian, CFA Michael B. Trigg

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member of the firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

Peter J. Hunkel is Portfolio Manager and Business Analyst. Mr. Hunkel joined WCM in 2007. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Gregory S. Ise, CFA, is Portfolio Manager and Business Analyst. Mr. Ise joined WCM in 2014. He is a member of the firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management (“RIM”) from 2012 to 2014, where he helped launch the firm’s first international small cap open-end mutual fund. Prior to RIM, he was a Vice President and Analyst at Allianz Global Investors from 2006 to 2011, where he contributed to the global and international small cap open-end mutual funds.

Mike Tian, CFA, is Portfolio Manager and Business Analyst. Mr. Tian joined WCM in 2012. He is a member of the firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Since the start of his investment career in 2006, Mr. Tian’s experience includes a position as Senior Equity Analyst and Equity Strategist at Morningstar, Inc. in Chicago. While there, he also managed the Morningstar Opportunistic Investor, a portfolio and newsletter focusing on special situations and growth companies, and additionally played an instrumental role in the development of Morningstar’s economic moat trend methodology. Mr. Tian earned his B.S. in Finance from the University of Illinois at Urbana-Champaign and is also a CFA® charterholder.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Since he began his investment career in 200, Mr. Trigg’s experience includes a position as equity analyst at Morningstsar, Inc. in Chicago where, in addition to general equity analysis, he managed their Model Growth Portfolio.

Wellington Management Company LLP 280 Congress Street Boston, Massachusetts 02210 Portfolio Managers Mary L. Pryshlak, CFA Jonathan G. White, CFA

Mary L. Pryshlak, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Ms. Pryshlak joined Wellington Management as an investment professional in 2004.

Jonathan G. White, CFA, Managing Director and Director, Research Portfolios of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Mr. White joined Wellington Management as an investment professional in 1999.

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Emerging Markets Fund, effective April 27, 2020 (Acquiring Fund)
Adviser, Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Kayne Anderson Rudnick Investment Management, LLC 1800 Avenue of the Stars, 2nd Floor Los Angeles, California 90067 Portfolio Managers Hyung Kim Craig Thrasher, CFA

Hyung Kim is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Kim has primary research responsibilities for the Emerging Markets and International Small Cap strategies at KAR. Mr. Kim has approximately 15 years of research experience. Before joining KAR in 2017, Mr. Kim worked as an International Equity Analyst for Advisory Research Inc. for seven years and as a Portfolio Manager on their Global Value strategy. Prior to joining Advisory Research, Mr. Kim worked as a research analyst at Coghill Capital Management and in corporate banking at HSBC and Woori Bank in Seoul, Korea. He also worked as an equity research intern at CLSA in Seoul. Mr. Kim earned a B.A. in German with a minor in Economics from Hankuk University of Foreign Studies in Seoul, Korea, and an M.B.A. in accounting and finance from the University of Chicago Booth School of Business. He is fluent in Korean and German.

Craig Thrasher, CFA, is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Thrasher has primary research responsibilities for the International and Emerging Markets Small Cap strategies at KAR. Before joining KAR in 2008, Mr. Thrasher worked at Kirr, Marbach & Company as an Equity Analyst and at Wedbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience. Mr. Thrasher earned a B.S. in Business and Public Administration, concentration in Finance, from the University of Arizona, and an M.B.A. from the University of Chicago, Graduate School of Business. Mr. Thrasher is a Chartered Financial Analyst charterholder.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with applicable law and the Plan, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

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•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.
•	A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to certain non-qualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The Funds are managed by sub-advisers who manage publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund’s shares is generally determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time, Monday through Friday) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the Board in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

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Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV.  JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities. A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

These procedures seek to minimize the opportunities for time zone arbitrage in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and non-qualified retirement plans and certain other regulated investment companies.

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The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and non-qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund

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Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund's share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund's line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds generally distribute most or all of their net investment income and their net realized capital gains, if any, no less frequently than annually. Distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

The Acquired Funds intend (and the Acquiring Fund intends to continue) to qualify and be eligible for treatment as a “regulated investment company” (also known as a “RIC”) under Subchapter M of the Code.  As a regulated investment company, each Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes.  The interests in the Funds are owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust and Jackson Variable Series Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

Each Fund is treated as a corporation separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies for treatment as a regulated investment company under Subchapter M of the Code.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging, and selling shares of the Funds, provided certain requirements are met.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement requires the Funds to be operated in compliance with these diversification requirements.  The sub-advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following table provides selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in an Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

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The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information as of June 30, 2019 has not been audited. Each Fund’s financial statements are included in the Trust’s Annual and Semi-Annual Reports, which are available upon request.

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JNL Series Trust – Acquired Funds and Acquiring Fund

Financial Highlights

For a Share Outstanding

The information as of June 30, 2019 has not been audited

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Invesco China-India Fund (Acquired Fund)(g)
Class A
06/30/19		8.66	0.01	0.73	0.74	—	—	9.40	8.54		553,849	28	1.21		1.21		0.12
12/31/18		10.50	0.01	(1.81)	(1.80)	(0.04)	—	8.66	(17.12)		521,577	30	1.24		1.24		0.12
12/31/17		6.91	0.02	3.59	3.61	(0.02)	—	10.50	52.32		747,775	49	1.21	(h)	1.24	(h)	0.21
12/31/16		7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)		406,147	118	1.23		1.27		0.64
12/31/15		7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)		363,197	62	1.30		1.30		1.08
12/31/14		7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40		381,803	34	1.31		1.31		1.37

Class I
06/30/19		8.75	0.02	0.74	0.76	—	—	9.51	8.69		1,237	28	0.91		0.91		0.40
12/31/18		10.60	0.03	(1.82)	(1.79)	(0.06)	—	8.75	(16.82)		653	30	0.94		0.94		0.32
12/31/17	‡	6.96	0.04	3.64	3.68	(0.04)	—	10.60	52.83		497	49	0.98	(h)	1.01	(h)	0.41
12/31/16		7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)		282	118	1.03		1.07		0.79
12/31/15		7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)		309	62	1.09		1.09		1.19
12/31/14		7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67		312	34	1.11		1.11		1.55

JNL/Lazard Emerging Markets Fund (Acquiring Fund)(g)
Class A
06/30/19		9.19	0.12	0.82	0.94	—	—	10.13	10.23		414,945	11	1.22		1.22		2.44
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13	1.21	(h)	1.22	(h)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(i)	876,859	32	1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16	1.22		1.23		1.68
12/31/14		10.97	0.22	(0.78)	(0.56)	(0.19)	(0.25)	9.97	(5.26)		1,333,382	17	1.21		1.22		1.94

Class I
06/30/19		9.21	0.13	0.82	0.95	—	—	10.16	10.31		379,621	11	0.92		0.92		2.72
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14	0.93		0.93		2.26
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13	0.94	(h)	0.94	(h)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(i)	488	32	1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16	1.02		1.03		1.83
12/31/14		11.03	0.24	(0.78)	(0.54)	(0.21)	(0.25)	10.03	(5.02)		541	17	1.01		1.02		2.12

JNL/Oppenheimer Emerging Markets Innovator Fund (Acquired Fund)(g)
Class A
06/30/19		8.91	0.00	1.20	1.20	—	—	10.11	13.47		40,351	12	1.45		1.45		0.08
12/31/18		11.93	0.02	(2.71)	(2.69)	—	(0.33)	8.91	(22.44)		35,104	34	1.45		1.45		0.14
12/31/17		8.45	0.03	3.46	3.49	(0.01)	—	11.93	41.28		38,336	41	1.44		1.44		0.26
12/31/16		8.49	0.02	(0.06)	(0.04)	—	—	8.45	(0.47)		292,781	23	1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—	—	8.49	(15.10)		129,094	39	1.46		1.46		0.08

Class I
06/30/19		8.91	0.02	1.19	1.21	—	—	10.12	13.58		458,980	12	1.15		1.15		0.37
12/31/18		11.95	0.04	(2.71)	(2.67)	(0.04)	(0.33)	8.91	(22.25)		433,155	34	1.15		1.15		0.38
12/31/17	‡‡	11.23	(0.01)	0.73	0.72	—	—	11.95	6.41		458,578	41	1.19		1.19		(0.19)

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*	Commencement of operations was as follows: April 27, 2015 - JNL/Oppenheimer Emerging Markets Innovator Fund.
‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in certain Funds after the funds of funds investment in the underlying fund was sold from Class A and purchased into Class I effective September 25, 2017.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.
(i)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%.

57

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held on March 27, 2020, at 3:30 p.m. Eastern Time, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plans of Reorganization, pursuant to which each Acquired Fund will be reorganized into the Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Oppenheimer Fund into the Lazard Fund.	Shareholders of the Oppenheimer Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Lazard Fund.	Shareholders of the Invesco Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Combined Proxy Statement/Prospectus.

The Board fixed the close of business on January 31, 2020, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

58

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve a Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of a Proposal depends upon whether a sufficient number of votes are cast for that Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust and the Jackson Variable Series Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of a Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 25, 2020 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, IL 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519 will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $57,557.56 and will be borne by JNAM.

The costs of printing and mailing of the Notice, this Combined Proxy Statement/Prospectus, the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM. The Trust does

59

not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve either or both of the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners. [As of January 31, 2020, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust and the Jackson Variable Series Trust organized as funds-of-funds, and certain nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as a funding vehicle for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Oppenheimer Fund (Class A)	[To be Provided]
Oppenheimer Fund (Class I)	[To be Provided]
Invesco Fund (Class A)	[To be Provided]
Invesco Fund (Class I)	[To be Provided]

As of the Record Date, [January 31, 2020], the following person(s) owned 5% or more of the shares of either of the Acquired Funds either beneficially or of record:

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Oppenheimer Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Oppenheimer Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Invesco Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 2 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Invesco Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 2 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*          *          *          *          *

61

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Lazard Emerging Markets Fund

This Plan of Reorganization has been entered into on April 24, 2020, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/OPPENHEIMER EMERGING MARKETS INNOVATOR FUND (the “Acquired Fund”) and its JNL/LAZARD EMERGING MARKETS FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 24, 2020, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that
A- 1

    the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

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Plan Of Reorganization

JNL SERIES TRUST

JNL/Invesco ChinA-India Fund

JNL/Lazard Emerging Markets Fund

This Plan of Reorganization has been entered into on April 24, 2020, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/INVESCO CHINA-INDIA FUND (the “Acquired Fund”) and its JNL/LAZARD EMERGING MARKETS FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 24, 2020, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.
A- 3

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

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APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Oppenheimer Emerging Markets Innovator Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund mainly invests in equity securities of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one whose economy or markets are generally considered emerging or developing. The Fund typically invests in at least three emerging market countries. At times, the Fund may invest up to 100% of its total assets in securities of issuers in emerging and developing markets.

In general, countries may be considered emerging or developing markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as an emerging or developing market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the 80% investment policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues or profits from goods produced or sold from, or investments made or services performed in, an emerging or developing market. Such a determination can also be based, in whole or in part, on identification of an issuer’s securities in an index or other listing indicating its location in an emerging or developing markets country.

The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as “frontier” market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are included in the 80% of the Fund’s assets discussed in the investment policy above.

The Fund seeks its investment objective by focusing on investments in securities of companies in emerging or developing markets that Invesco Advisers, Inc. (the “Sub-Adviser”) believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Fund invests primarily in common stocks, but can also invest in other equity securities, including preferred stocks, convertible securities, rights and warrants. The Fund may buy securities of issuers of any size, any market capitalization range and any industry or sector. Although the Fund can invest in securities of companies of any size and any market capitalization range, because innovative companies generally tend to have smaller market capitalizations, the Fund anticipates that it will generally have greater exposure to small- and mid-sized companies.

The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People's Republic of China ("PRC") and Hong Kong), or, for operational efficiency and regulatory considerations, through an investment in OFI Global China Fund, LLC (“China Fund”), a private investment vehicle organized under Delaware law that intends to invest significantly in China A Shares and other securities available to certain qualified investors. The Sub-Adviser has full and exclusive discretionary authority to manage the day-to-day operations of the China Fund and to invest its assets. The Fund’s investment in the China Fund may vary based on the Sub-Adviser's use of different types of investments that provide exposure to Chinese securities (through Stock Connect). Since the Fund may invest a portion of its assets in the China Fund, the Fund may be considered to be investing indirectly in such Chinese securities through the China Fund.

In selecting investments for the Fund, the Sub-Adviser evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The Sub-Adviser also looks for newer or established businesses that it believes are entering, or are expected to enter, into a growth cycle and have the potential for accelerating earnings growth or cash flow. The Sub-Adviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The Sub-Adviser takes a broad view that stretches across industries, sectors,

B- 1

companies and a company’s operational functions, when considering whether a company is deemed to be innovative. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.

The Fund may lend its securities to increase its income.

Equity securities include common stock, preferred stock, rights, warrants and certain debt securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.

Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.

The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.

The Fund may also buy debt securities issued by foreign companies and foreign governments or their agencies.

The Fund may purchase American Depositary Shares (“ADS”) as part of American Depositary Receipt (“ADR”) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. They are subject to some of the special considerations and risks, discussed above, that apply to foreign securities traded and held abroad.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	China and India country specific risks
•	Company risk
•	Currency risk
•	Cyclical opportunities risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	European investment risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk

B- 2

•	Frontier market countries risk
•	Investing in China A Shares risk
•	Investing in the China Fund risk
•	Investing through Stock Connect risk
•	Investment strategy risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization and small-capitalization investing risk
•	Mid-capitalization investing risk
•	Pacific Rim investing risk
•	Sector risk
•	Securities lending risk
•	Small-capitalization investing risk
•	Stock risk
•	Unseasoned issuers risk
•	Volatility risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Investing in China A Shares. The portfolio managers may pursue the Fund’s investment objective by investing a portion of the Fund’s assets in China A shares (“China A Shares”), which are shares of companies incorporated in the People’s Republic of China (“PRC”) and listed on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”). The China A Shares market is an active Chinese market that includes a large number of Chinese equities as well as smaller or emerging Chinese companies that may not list shares elsewhere. The China Securities Regulatory Commission (“CSRC”) and the Securities and Futures Commission of Hong Kong have approved programs which establish mutual stock market access between the PRC and Hong Kong, via the Shanghai-Hong Kong Stock Connect and the ShenzhenHong Kong Stock Connect (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, the SSE, the SZSE and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) designed to achieve mutual stock market access between the PRC and Hong Kong.

The Fund may invest directly in certain eligible China A Shares through Stock Connect or, for operational efficiency and regulatory considerations, through an investment in OFI Global China Fund, LLC (the “China Fund”), a private investment vehicle organized under Delaware law. The China Fund seeks long term capital appreciation by investing primarily in companies established or operating in the PRC. It is expected that the China Fund will invest a substantial portion of its assets in China A Shares and other securities available to certain qualified investors. The Sub-Adviser has full and exclusive discretionary authority to manage the day-to-day operations of the China Fund and to invest its assets. The Fund’s investment in the China Fund may vary based on the portfolio managers’ use of different types of investments that provide exposure to Chinese securities, e.g., through Stock Connect. Since the Fund may invest a portion of its assets in the China Fund, the Fund may be considered to be investing indirectly in such Chinese securities through the China Fund.

Risks of Investing through the China Fund. Investments in Class A shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets and may be characterized by relatively low trading volume, which may result in substantially less liquidity and greater price volatility than more developed markets. Some of these risks may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. The China Fund’s China A Shares investment quota may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the China Fund below the current quota amount. Further, the China Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the China Fund is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, although it is not currently expected to do so, the China Fund may invest a portion of its assets in certain exchanged-traded and over-the-counter financial instruments from countries other than China.

B- 3

The Fund will deem its investment in the China Fund to be illiquid. The Fund currently will invest no more than 10% of its net assets in the China Fund. Interests in the China Fund may be redeemed, and net redemption proceeds may be repatriated only once each day. In addition, the China Fund is subject to a monthly accumulated repatriation limit equal to 20% of the China Fund’s total investment in China A Shares and other QFII permitted securities as of the end of the previous year. The Fund’s redemption of interests from the China Fund may be limited accordingly.

The China Fund is not registered under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder by the SEC. To the extent a Fund invests in the China Fund, it will not have all of the protections offered to investors by the Investment Company Act of 1940. However, pursuant to an exemptive order granted on October 31, 2017 to the China Fund by the SEC, the China Fund is required to comply with the substantive requirements of a number of provisions of the Investment Company Act of 1940 and the regulations thereunder.

Risks of Investing through Stock Connect. Trading on Stock Connect is subject to an aggregated daily quota on purchases that can change without notice, restricting the Fund’s ability to invest in China A Shares on a timely basis. The Stock Exchange of Hong Kong Limited (“SEHK”), SSE and SZSE may suspend trading of individual securities or more broadly in response to market events, which may adversely affect the Fund’s ability to access the PRC market. Stock Connect only operates on days when [both] markets are open for trading and banks in both markets are also open on corresponding settlement days, thus the Fund may not be able to trade China A Shares on days when Stock Connect is not trading but normal trading for the PRC market otherwise occurs. Prices may fluctuate on China A Shares on days when Stock Connect is not trading. The Fund’s ability to enter and exit trades via Stock Connect on a timely basis is also restricted by a prohibition on turnaround (day) trading on the China A Share market (i.e., investors cannot purchase and sell the same securities via Stock Connect in the same trading day). Stock Connect relies on the maintenance by relevant market participants of certain information technology, risk management and other requirements. There is no assurance that relevant exchange trading systems and market participants will function properly or continue to adapt to changes. If relevant systems fail to function properly, trading disruptions can occur that adversely affect the Fund’s ability to access the China A Share market. The Fund is also subject to risks related to the clearing and settlement of securities, including for example where a default occurs in connection with the settlement of cross border trades that could cause potential delays in the Fund’s recovery process or its ability to fully recover losses. It is expected that the list of eligible securities on Stock Connect will be subject to review and may change periodically. Hong Kong and overseas investors are subject to a restriction on single foreign investors’ holding no more than 10% of the total issue shares, as well as a restriction on the aggregate foreign investors’ shareholding of no more than 30% of the total issue shares. Therefore, foreign investors could be required to unwind their positions if excessive shareholding restrictions are exceeded.

Regulations and implementation rules applicable to Stock Connect are novel and untested, and it is uncertain as to how they will be applied. There is also uncertainty generally regarding changes in government policies, taxation, currency repatriation restrictions, permitted foreign ownership levels and other laws or regulations that impact Stock Connect. Under current PRC and CSRC tax guidance, capital gains realized by the Fund from trading of eligible China A Shares on the SSE under Stock Connect may currently enjoy a temporary exemption from PRC income and business tax. It is not known when such exemption will expire and whether other taxes will be applicable to trading securities under Stock Connect in the future. There is no guarantee that relevant tax regulations and guidance, including the temporary tax exemption with respect to Stock Connect, will continue to apply, will not be repealed and re-imposed retrospectively, or that no new tax regulations and practice relating to Stock Connect will not be promulgated in the future, possibly with retroactive effect. Such changes could have a significant adverse effect on the Fund, including reducing returns, reducing the value of the Fund’s investments, and possibly impairing capital invested by the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Credit risk
•	Custody risk
•	Cybersecurity risk
•	Derivatives risk
•	Event driven and special situations risk
•	Expense risk
•	Extension risk
•	Fixed-income risk
•	Government regulatory risk
•	Interest rate risk
•	Investment in money market funds risk
•	Portfolio turnover risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Restricted securities risk

B- 4

•	Russia investment risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/Invesco China-India Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate specialized strategies. The Fund invests approximately 40% to 60% (with a target allocation of 50%) of its net assets in the China Strategy and approximately 40% to 60% (with a target allocation of 50%) of its net assets in the India Strategy, which are both explained as follows:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program in which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).

India Strategy

The objective of the India Strategy is to achieve long-term capital growth by investing principally in equity or similar instruments of Indian companies. At least 70% of the total assets of the India Strategy (after deducting ancillary liquid assets) shall be invested in equity and equity related securities issued by Indian Companies. Indian Companies are defined as (i) companies having their registered office in India (ii) companies located outside India carrying out their business activities predominantly in India, or (iii) holding companies, which are predominantly invested in companies with their registered office in India. Up to 30% of the total assets of the India Strategy may be invested in cash and cash equivalents, money market instruments, equity and equity related securities issued by companies or other entities not meeting the above requirements or debt securities (including convertible debt) of issuers worldwide and denominated in any convertible currency.

While each of these specialized strategies seeks to provide capital growth, each specialized strategy follows a different principal investment strategy.

B- 5

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

The Fund intends to invest in real estate investment trusts (“REITs”).

In rendering investment sub-advisory services to the Fund, Invesco Hong Kong Limited (“IHKL”), the Fund’s sub-adviser, may use the portfolio management (subject to local regulatory consents and approvals), research, and other resources of Invesco Asset Management (India) Private Limited (previously known as Religare Invesco Asset Management Company Private Limited) (“IAMI”), a foreign (non-U.S.) affiliate of IHKL that is also registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). One or more IAMI employees may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser (or sub-adviser as the case herein). Under the participating affiliate arrangement, IAMI and its employees are considered “associated persons” of IHKL (as that term is defined in the Advisers Act) and investment professionals from IAMI may render portfolio management (subject to local regulatory consents and approvals), research, and other services to the Fund, subject to the supervision of IHKL.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Managed portfolio risk
•	Concentration risk
•	Investment strategy risk
•	Market risk
•	Liquidity risk
•	Foreign securities risk
•	Large-capitalization investing risk
•	Currency risk
•	Accounting risk
•	Depositary receipts risk
•	Financial services risk
•	Foreign regulatory risk
•	Real estate investment risk
•	Credit risk
•	Asia ex-Japan concentration risk
•	China and India country specific risks
•	Company risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Investing in China A Shares risk
•	Sector risk
•	Stock risk
•	Volatility risk
B- 6

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Allocation risk
•	Convertible securities risk
•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Emerging markets and less developed countries risk
•	Expense risk
•	Government regulatory risk
•	Investment in other investment companies risk
•	Investment style risk
•	Investments in IPOs risk
•	Issuer risk
•	Leverage risk
•	Portfolio turnover risk
•	Redemption risk

B- 7

•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

 Acquiring Fund

JNL/Lazard Emerging Markets Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index. The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Sub-Adviser employs a relative value strategy to the emerging markets universe by investing in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser’s approach consists of an analytical framework, accounting validation, fundamental analysis, and portfolio construction parameters.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions. However, the Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	China and India country specific risks
•	Company risk
•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets and less developed countries risk

B- 8

•	Equity securities risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Government regulatory risk
•	Hedging instruments risk
•	Managed portfolio risk
•	Russia investment risk
•	Stock risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Expense risk
•	Investment strategy risk
•	Investment style risk
•	Market risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund (effective April 27, 2020)

JNL Multi-Manager Emerging Markets Equity Fund

(formerly, JNL/Lazard Emerging Markets Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

B- 9

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, "T. Rowe Price") constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets.

T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

In selecting investments, T. Rowe Price generally favors companies with one or more of the following characteristics:

•	under-owned and under-researched by mainstream investors;
•	low valuation relative to a company’s fundamentals;
•	companies that may benefit from restructuring activity or other turnaround opportunities;
•	a sound balance sheet and other positive financial characteristics;
•	strong or improving position in an overlooked industry or country; and
•	above-average dividend yield and/or the potential to grow dividends.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries.

WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. WCM’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities. Although the Fund may invest in any size companies, it generally invests in large capitalization established multinational companies. WCM considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. WCM generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)).

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Wellington Management may also invest in other permissible investments, such as real estate securities, convertible bonds, preferred stock, rights, warrants, exchange-traded funds, as well as debt securities, cash and cash equivalents, and derivative instruments which may be used for investment purposes and for efficient portfolio management including hedging against risk.

Wellington Management uses a bottom-up stock selection approach based on the fundamental research of its global industry analysts. Wellington Management will seek to develop a portfolio that is generally diversified across issuers, countries, industries, and style. Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management considers such companies to be those with market capitalizations in the top 95th percentile of the MSCI Emerging Markets Index.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, KAR primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries. Generally, KAR uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, KAR researches and analyzes that company's strength of management, its relative competitive position in the industry and its financial structure.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The Fund may invest in participatory notes.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Company risk
•	Foreign securities risk
•	Currency risk
•	Managed portfolio risk
•	Accounting risk
•	Banking industry investment risk
•	Concentration risk
•	Foreign regulatory risk
•	Government regulatory risk
•	Stock risk
•	Depositary receipts risk
•	Participation note risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Issuer risk
•	Small-capitalization investing risk
•	Mid-capitalization and small- capitalization investing risk
•	China and India country specific risks
•	Asia ex-Japan concentration risk
•	Asian investment risk
•	European investment risk
•	Consumer discretionary risk
•	Information technology sector risk
•	Investing through Stock Connect risk
•	Investments in IPOs risk
•	Russia investment risk
•	Frontier market countries risk
•	Financial services risk
•	Micro-capitalization investing risk
•	Custody risk
•	Cybersecurity risk
•	Derivatives risk
•	Investment strategy risk
•	Investment style risk
•	Market risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk

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•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Asia ex-Japan concentration risk – If a Fund concentrates its investments within Asia ex-Japan countries, the Fund’s performance is expected to be closely tied to social, political and economic conditions within Asian countries, excluding Japan, and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, geopolitical and territorial issues, currency fluctuations, less developed legal systems and less efficient markets. Adverse developments in one country can affect the entire region. Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as the Fund. There can be no assurance that the Fund will be able to obtain required governmental approvals, to the extent necessary, in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. Government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, currency fluctuations, and social instability. As a result, investments in the Greater China region and India may be volatile.

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Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Consumer discretionary risk – An investment in issuers in the consumer discretionary sector of the market may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and the conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

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Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

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A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share. As a result, cyber attacks could impact the performance of the Funds.

Cyclical opportunities risk –The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices. Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations, which can result in losses for the Fund.

Depositary receipts risk – Investments in securities of foreign companies in the form of American depositary receipts (“ADRs”), Global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”) are subject to certain risks. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.

Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

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The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

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Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

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The global economic crisis of the past several years has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Additionally, the United Kingdom's intended withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. There may also be similar Brexit movements in other EU countries, which could impact the economic, security, and political fabric of the EU. It remains unclear whether a negotiated withdrawal agreement can be reached. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company

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incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests, ("sensitive industries").

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

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There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, anything environment-related, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risk by using other derivative investments, which may include purchasing or selling call and put options. The purchase of a call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, the purchase of a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.

Information technology sector risk - Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

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Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

Investing in the China Fund risk – The China Fund is not registered under the Investment Company Act of 1940. As an investor in the China Fund, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the China Fund is managed by OppenheimerFunds, Inc., which also serves as the Fund’s Sub-Adviser. Pursuant to an exemptive order granted on October 31, 2017 to the China Fund by the SEC, the China Fund is required to comply with the substantive requirements of a number of provisions of the Investment Company Act and the regulations thereunder. Further, the China Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the China Fund is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely.

Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Investments in IPOs risk –The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a

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greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality

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deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Micro-capitalization investing risk – Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less publicly available information about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-capitalization company.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the economies in the region can be characterized as developing, newly industrialized, or developed. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are largely dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. If a Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.

Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer. Participation notes are typically privately issued and may be illiquid.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real

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estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

Russia investment risk – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that the Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

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Many investments in Russia are tied to commodities, particularly, oil. The price of commodities and volatility in the commodities market could have a negative impact on the Russian economy, Russian companies, and Russian investments. The geopolitical environment with the Ukraine and Middle East enhance the possibility of conflict with Russia.

In response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies. The political and economic situation in Russia, and the current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions or other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact the Fund. Any or all of these potential results could lead Russia’s economy into a recession.

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets. Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased

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susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market. Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors. Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional, regulations governing the licensing, construction and operation of power plants. Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time

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or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. In addition, these investments may create a form of investment leverage, which may increase the Fund’s volatility and may require the Fund to liquidate portfolio securities when it may not be advantageous.

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STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 11, 2020

___________________________________

JNL SERIES TRUST

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Invesco China-India Fund

(each a series of JNL Series Trust)

(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Lazard Emerging Markets Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

___________________________________

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Lazard Emerging Markets Fund
JNL/Invesco China-India Fund	JNL/Lazard Emerging Markets Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganizations”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of January 31, 2020.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Funds’ and the Acquiring Fund’s Statement of Additional Information dated April 29, 2019, as supplemented (File Nos. 033-87244 and 811-08894);

(2)        The Annual Report to Shareholders of the Acquired Funds for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);

(3)       The Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);

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(4)       The Semi-Annual Report to Shareholders of the Acquired Funds for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894); and

(5)       The Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 11, 2020, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained, without charge, by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Invesco China-India Fund merging into JNL/Lazard Emerging Markets Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Oppenheimer Emerging Markets Innovator Fund (“Oppenheimer Fund”), JNL/Invesco China-India Fund (“Invesco Fund”), and JNL/Lazard Emerging Markets Fund (“Lazard Fund”) dated December 31, 2018 and June 30, 2019, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2019, is intended to present supplemental data as if the proposed Reorganizations of the Oppenheimer Fund and the Invesco Fund (the “Acquired Funds”) into the Lazard Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of July 1, 2018. The Reorganizations are intended to combine the Acquired Funds with a similar fund currently advised and administered by Jackson National Asset Management, LLC (“JNAM”). The Funds are advised by JNAM. Subject to shareholder approval, the Reorganizations are expected to be effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) in accordance with the Plans of Reorganization (the “Closing Date”).

The Reorganizations provide for the acquisition of all the assets and all the liabilities of the Acquired Funds by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganizations, shareholders of the Acquired Funds would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.  It is currently anticipated that the Acquired Funds will transfer their respective holdings to the Acquiring Fund in connection with the Reorganizations and that, prior to the Reorganizations, JNAM will use a transition manager to align the Acquired Funds’ holdings with those of the Acquiring Fund. Each Fund will bear its proportionate share of the transaction expenses based on the relative net asset value of each Fund at the time of the Reorganizations, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganizations. Such Transaction Costs for Proposal 1 are estimated to be $693,229.00 attributed to the Oppenheimer Fund and $551,527.00 attributed to the Lazard Fund; and such Transaction Costs for Proposal 2 are estimated to be $767,511.31 attributed to the Invesco Fund and $620,168.69 attributed to the Lazard Fund.

The Funds currently have the same adviser, administrator, distributor, transfer agent, and fund accounting agent. The Funds have different sub-advisers and custodians. The sub-advisers for the Oppenheimer Fund and the Invesco Fund are Invesco Advisers, Inc. and Invesco Hong Kong Limited, respectively, and the sub-adviser for the Acquiring Fund is Lazard Asset Management LLC. The custodian for the Invesco Fund is JPMorgan Chase Bank, N.A., while the custodian for the Oppenheimer Fund and the Lazard Fund is State Street Bank & Trust Company. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund.

As of June 30, 2019, the net assets of the Oppenheimer Fund and the Acquiring Fund (together, the “Proposal 1 Combined Fund”) were $499.33 million and $794.57 million, respectively. The net assets of the pro forma Proposal 1 Combined Fund as of June 30, 2019 would have been $1,293.90 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

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As of June 30, 2019, the net assets of the Invesco Fund and the Acquiring Fund (together, the “Proposal 2 Combined Fund”) were $555.09 million and $794.57 million, respectively. The net assets of the pro forma Proposal 2 Combined Fund as of June 30, 2019 would have been $1,349.66 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2019, it is projected that the Proposal 1 Combined Fund and Proposal 2 Combined Fund (together, the “Combined Fund”) will incur $1,115,518 less management expenses in the fiscal year after the Reorganization based on current fees as of April 29, 2019. Other operating expenses would have been lower had the Reorganization occurred on July 1, 2018. No significant accounting policies will change as a result of the proposed Reorganizations, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers,

C- 4

restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganizations are not expected to be taxable events for federal income tax purposes for Contract Owners.

If the Reorganizations are consummated, the combined Acquiring Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Acquired Funds will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to reorganizations. Accordingly, no provision for federal income taxes is required.

As of December 31, 2018, the Acquired Funds had no net capital loss carryforwards. The Acquiring Fund had capital loss carryforwards of $140,031,437.

C- 5

APPENDIX D

The information that follows assumes that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganizations. The fee and expense information is presented as of December 31, 2018. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses - Proposal 1 and Proposal 2

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Oppenheimer Fund		Acquired Fund: Invesco Fund		Acquiring Fund: Lazard Fund		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganizations are approved)		Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganizations are approved and strategy change is approved) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	1.00%	1.00%	0.74%	0.74%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses [2]	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [3]	1.46%	1.16%	1.23%	0.93%	1.24%	0.94%	1.24%	0.94%	1.24%	0.94%

1 “Other Expenses” include an Administrative Fee of 0.15% for the Acquired Funds and Acquiring Fund, which is payable to JNAM.

2 Acquired Fund Fees and Expenses for the Oppenheimer Fund and the Acquiring Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

3 Expense information for the Acquired Funds has been restated to reflect current fees.

4 Expense information assumes that the Reorganizations are approved and that the proposals as described herein to be voted upon by shareholders of the Lazard Fund under a separate proxy statement are approved, effective April 27, 2020.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganizations are approved and the proposals to be voted upon by shareholders of the Acquiring Fund are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2018; and
  You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

D- 1

	1 Year	3 Years	5 Years	10 Years
Oppenheimer Fund (Acquired Fund)
Class A	$149	$462	$797	$1,746
Class I	$118	$368	$638	$1,409
Invesco Fund (Acquired Fund)
Class A	$125	$390	$676	$1,489
Class I	$95	$296	$515	$1,143
Lazard Fund (Acquiring Fund)
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if both Reorganizations are approved)
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155
Pro Forma Lazard Fund (assuming expected operating expenses if the Reorganizations are approved and the strategy change is approved)
Class A	$126	$393	$681	$1,500
Class I	$96	$300	$520	$1,155

CAPITALIZATION

The following table shows the capitalization of each Fund as of June 30, 2019, and of the Lazard Fund on a pro forma combined basis as of June 30, 2019, after giving effect to the proposed Reorganizations. The actual net assets of each Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of each Acquired Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Lazard Fund that will actually be received.

D- 2

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Oppenheimer Fund – Class A (Acquired Fund)	$40,350,725	10.11	3,992,271
Invesco Fund – Class A (Acquired Fund)	$553,848,308	9.40	58,919,357
Lazard Fund – Class A (Acquiring Fund)	$414,944,872	10.13	40,979,148
Adjustments (assuming both Proposal 1 and Proposal 2 are approved)	$(1,433,713)(a)	0	(4,335,397)(b)
Pro forma Lazard Fund (assuming both Proposal 1 and Proposal 2 are approved)	$4 1,007,710,192	10.13	99,555,379
Oppenheimer Fund – Class I (Acquired Fund)	$458,980,016	10.12	45,353,099
Invesco Fund – Class I (Acquired Fund)	$1,237,387	9.51	130,112
Lazard Fund – Class I (Acquiring Fund)	$379,621,226	10.16	37,346,645
Adjustments (assuming both Proposal 1 and Proposal 2 are approved)	$(1,198,723)(a)	0	(249,109)(b)
Pro forma Lazard Fund (assuming both Proposal 1 and Proposal 2 are approved)	$838,639,906	9.51	82,580,747
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations. It is currently anticipated that the Acquired Funds will transfer their respective holdings to the Acquiring Fund in connection with the Reorganizations and that, prior to the Reorganizations, JNAM will use a transition manager to align the Acquired Funds’ holdings with those of the Acquiring Fund. Each Fund will bear its proportionate share of the transaction expenses based on the relative net asset value of each Fund at the time of the Reorganizations, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganizations. Such Transaction Costs for Proposal 1 are estimated to be $693,229.00 attributed to the Oppenheimer Fund and $551,527.00 attributed to the Lazard Fund; and such Transaction Costs for Proposal 2 are estimated to be $767,511.31 attributed to the Invesco Fund and $620,168.69 attributed to the Lazard Fund.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Funds.

The Reorganizations provide for the acquisition of all the assets and all the liabilities of each Acquired Fund by the Lazard Fund. If the Reorganizations had taken place on June 30, 2019, shareholders of the Oppenheimer Fund would have received 3,977,760 and 45,112,481 Class A and Class I shares, respectively, of the Lazard Fund and shareholders of the Invesco Fund would have received 54,598,471 and 121,622 Class A and Class I shares, respectively, of the Lazard Fund.

D- 3

JNL SERIES TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)			Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 25, 2017.[23]

(2)			Amended and Restated By-Laws of Registrant, dated September 6, 2019.[27]

(3)			Not Applicable.

(4)			Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

		(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

		(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [14]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

		(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

		(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

		(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[18]

		(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[19]

		(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[21]

		(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

		(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

		(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

		(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

		(xvi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

		(xvii)	Amendment, effective April 29, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[26]

		(xviii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

		(xix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

		(xx)	Amendment, effective October 14, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

	(b)		Invesco Advisers, Inc. (“Invesco”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[12]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[13]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[13]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[13]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[15]

		(vi)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(viii)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[18]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[18]

		(x)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[2][0]

		(xi)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[22]

		(xii)	Amendment, effective April 30, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[23]

		(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[24]

		(xiv)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[25]

		(xv)	Amendment, effective January 1, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[26]

		(xvi)	Amendment, effective May 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[27]

		(xvii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[27]

		(xviii)	Amendment, effective October 14, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[27]

	(c)		Invesco Hong Kong Limited (“Invesco Hong Kong”)

		(i)	Investment Sub-Advisory Agreement between JNAM and Invesco Hong Kong, effective April 25, 2016.[18]

		(ii)	Amendment, effective January 1, 2019, to Investment Sub-Advisory Agreement between JNAM and Invesco Hong Kong, effective April 25, 2016.[26]

		(iii)	Amendment, effective May 24, 2019, to Investment Sub-Advisory Agreement between JNAM and Invesco Hong Kong, effective April 25, 2016.[27]

		(iv)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Invesco Hong Kong, effective April 25, 2016.[27]

	(d)		Lazard Asset Management LLC (“Lazard”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[12]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[13]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[13]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[15]

		(v)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[16]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[17]

		(vii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[2][0]

		(viii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[22]

		(ix)	Amendment, effective April 30, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[23]

		(x)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[25]

		(xi)	Amendment, effective September 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[25]

		(xii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[27]

(7)		(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective July 1, 2017.[22]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[22]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[24]

		(iv)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[27]

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.[1]

		(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

		(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

		(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

		(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

		(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

		(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

		(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

		(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

		(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

		(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

		(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

		(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

		(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

		(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

		(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[21]

		(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

		(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

		(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

		(xxvii)	Amendment, effective March 1, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[26]

		(xxviii)	Amendment, effective June 24, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[27]

	(b)	(i)	Custody Agreement between Registrant and State Street Bank and Trust Company (“State Street”), dated December 30, 2010.[5]

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street, dated December 30, 2010.[15]

(iii)
Revised Amendment, effective April 27, 2015, to Custody Agreement between Registrant and State Street, dated December 30, 2010, to add additional registered investment companies, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, “RICs and Cayman Entities”) as parties.[17]

		(iv)	Amendment, effective September 28, 2015, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[17]

		(v)	Amendment, effective April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[18]

		(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[19]

		(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[21]

		(viii)	Amendment, effective September 25, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[22]

		(ix)	Amendment, effective March 9, 2018, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to add PPM Funds as a party.[23]

		(x)	Amendment, effective June 29, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[24]

(xi)
Amendment, effective August 13, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[24] (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional “Cayman Entities,” as parties.)

(xii)
Amendment, effective April 29, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[26] (This amendment removes JNL/AB Dynamic Asset Allocation Fund Ltd. as a party.)

		(xiii)	Amendment, effective June 24, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[27]

(10)	(a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[22]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[22]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[24]

		(iv)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, effective July 1, 2017.[27]

	(b)	(i)	Multiple Class Plan, effective April 29, 2013.[11]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[13]

		(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[14]

		(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[15]

		(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[16]

		(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[17]

		(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[18]

		(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[19]

		(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[21]

		(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[22]

		(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[24]

		(xii)	Amendment, effective June 24, 2019, to Multiple Class Plan, effective April 29, 2013.[27]

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[9]

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[9]

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

		(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

		(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

		(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

		(xii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

		(xiv)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

		(xv)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

		(xvi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[19]

		(xvii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[21]

		(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[22]

		(xix)	Amendment, effective August 13, 2018, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

		(xx)	Amendment, effective January 1, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013. [26]

		(xxi)	Amendment, effective April 29, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[26]

		(xxii)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[27]

	(b)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[12]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[24]

	(c)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[18]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[24]

	(d)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[18]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[24]

	(e)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[16]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[18]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[24]

	(f)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

		(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[11]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[13]

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

		(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[19]

		(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[21]

		(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

		(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[24]

		(xiv)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[27]

(14)			Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)			None.

(16)			Powers of Attorney, dated June 1, 2019, attached hereto.

(17)			Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with (“Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on September 23, 2009.

[2]			Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]			Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]			Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]			Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[6]			Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[7]			Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[8]			Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[9]			Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[10]			Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[11]			Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[12]			Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[13]			Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[14]			Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[15]			Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[16]			Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[17]			Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[18]			Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[19]			Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[20]			Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[21]			Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[22]			Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[23]			Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[24]			Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[25]			Incorporated by reference to Registrant's Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A filed with the SEC on December 17, 2018.
[26]			Incorporated by reference to Registrant's Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.
[27]			Incorporated by reference to Registrant’s Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2019.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 23rd day of December 2019.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Emily J. Bennett *			December 23, 2019
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Michael Bouchard
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *			December 23, 2019
William Crowley
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Michelle Engler
Trustee

/s/ Emily J. Bennett *			December 23, 2019
John W. Gillespie
Trustee

/s/ Emily J. Bennett *			December 23, 2019
William R. Rybak
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Edward C. Wood
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *			December 23, 2019
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Emily J. Bennett *			December 23, 2019
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

(11)	Opinion and Consent of Counsel regarding legality of shares being registered
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney, dated June 1, 2019
(17)	Form of Proxy and Voting Instruction Cards